Condensed Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012		Mar. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Assets
Fixed maturity securities available-for-sale, at fair value	$ 61,082	$ 62,161			$ 58,295
Equity securities available-for-sale, at fair value	490	518			359
Commercial mortgage loans	5,866	5,872			6,092
Restricted commercial mortgage loans related to securitization entities	324	341			411
Policy loans	1,606	1,601			1,549
Other invested assets	2,982	3,493			4,819
Restricted other invested assets related to securitization entities	399	393			377
Investments in subsidiaries	0	0			0
Total investments	72,749	74,379			71,902
Cash and cash equivalents	3,797	3,632		4,152	4,443		3,094
Accrued investment income	769	715			691
Deferred acquisition costs	5,050	5,036			5,193		5,195	[1]
Intangible assets	346	366			468
Goodwill	868	868			958		1,032
Reinsurance recoverable	17,211	17,230			16,998
Other assets	706	710			906
Intercompany notes receivable	0	0			0
Separate account assets	10,140	9,937			10,122
Assets associated with discontinued operations	439	439			506
Total assets	112,075	113,312			112,187
Liabilities and stockholders' equity
Future policy benefits	33,601	33,505			32,175
Policyholder account balances	25,886	26,262			26,345
Liability for policy and contract claims	7,343	7,509	[2]		7,620	[2],[3]	6,933	[3],[4]	6,567	[4]
Unearned premiums	4,193	4,333			4,223
Other liabilities	5,028	5,239			6,301
Intercompany notes payable	0	0			0
Borrowings related to securitization entities	329	336			396
Non-recourse funding obligations	2,062	2,066			3,256
Long-term borrowings	4,766	4,776			4,726
Deferred tax liability	1,132	1,507			811
Separate account liabilities	10,140	9,937			10,122
Liabilities associated with discontinued operations	86	61			80
Total liabilities	94,566	95,531			96,055
Stockholders' equity:
Common stock	1	1			1
Additional paid-in capital	12,131	12,127			12,136
Accumulated other comprehensive income (loss)	4,824	5,202		3,656	4,047
Retained earnings	1,966	1,863			1,538
Treasury stock, at cost	(2,700)	(2,700)			(2,700)
Total Genworth Financial, Inc.'s stockholders' equity	16,222	16,493			15,022
Noncontrolling interests	1,287	1,288			1,110
Total stockholders' equity	17,509	17,781		15,836	16,132		13,510		11,972
Total liabilities and stockholders' equity	112,075	113,312			112,187
Parent Guarantor
Assets
Fixed maturity securities available-for-sale, at fair value	0	0			0
Equity securities available-for-sale, at fair value	0	0			0
Commercial mortgage loans	0	0			0
Restricted commercial mortgage loans related to securitization entities	0	0			0
Policy loans	0	0			0
Other invested assets	0	0			0
Restricted other invested assets related to securitization entities	0	0			0
Investments in subsidiaries	16,155	16,429			14,961
Total investments	16,155	16,429			14,961
Cash and cash equivalents	0	0		0	0		0
Accrued investment income	0	0			0
Deferred acquisition costs	0	0			0
Intangible assets	0	0			0
Goodwill	0	0			0
Reinsurance recoverable	0	0			0
Other assets	2	1			0
Intercompany notes receivable	0	0			0
Separate account assets	0	0			0
Assets associated with discontinued operations	0	0			0
Total assets	16,157	16,430			14,961
Liabilities and stockholders' equity
Future policy benefits	0	0			0
Policyholder account balances	0	0			0
Liability for policy and contract claims	0	0			0
Unearned premiums	0	0			0
Other liabilities	1	1			1
Intercompany notes payable	0	0			0
Borrowings related to securitization entities	0	0			0
Non-recourse funding obligations	0	0			0
Long-term borrowings	0	0			0
Deferred tax liability	(66)	(64)			(61)
Separate account liabilities	0	0			0
Liabilities associated with discontinued operations	0	0			0
Total liabilities	(65)	(63)			(60)
Stockholders' equity:
Common stock	1	1			1
Additional paid-in capital	12,131	12,127			12,136
Accumulated other comprehensive income (loss)	4,824	5,202			4,047
Retained earnings	1,966	1,863			1,537
Treasury stock, at cost	(2,700)	(2,700)			(2,700)
Total Genworth Financial, Inc.'s stockholders' equity	16,222	16,493			15,021
Noncontrolling interests	0	0			0
Total stockholders' equity	16,222	16,493			15,021
Total liabilities and stockholders' equity	16,157	16,430			14,961
Issuer
Assets
Fixed maturity securities available-for-sale, at fair value	151	151			11
Equity securities available-for-sale, at fair value	0	0			0
Commercial mortgage loans	0	0			0
Restricted commercial mortgage loans related to securitization entities	0	0			0
Policy loans	0	0			0
Other invested assets	3	5			64
Restricted other invested assets related to securitization entities	0	0			0
Investments in subsidiaries	17,473	17,725			16,599
Total investments	17,627	17,881			16,674
Cash and cash equivalents	805	843		1,272	907		813
Accrued investment income	0	0			0
Deferred acquisition costs	0	0			0
Intangible assets	0	0			0
Goodwill	0	0			0
Reinsurance recoverable	0	0			0
Other assets	261	294			346
Intercompany notes receivable	246	254			223
Separate account assets	0	0			0
Assets associated with discontinued operations	0	0			0
Total assets	18,939	19,272			18,150
Liabilities and stockholders' equity
Future policy benefits	0	0			0
Policyholder account balances	0	0			0
Liability for policy and contract claims	0	0			0
Unearned premiums	0	0			0
Other liabilities	430	342			464
Intercompany notes payable	618	688			630
Borrowings related to securitization entities	0	0			0
Non-recourse funding obligations	0	0			0
Long-term borrowings	4,203	4,203			4,165
Deferred tax liability	(709)	(672)			(404)
Separate account liabilities	0	0			0
Liabilities associated with discontinued operations	0	0			0
Total liabilities	4,542	4,561			4,855
Stockholders' equity:
Common stock	0	0			0
Additional paid-in capital	9,311	9,311			9,329
Accumulated other comprehensive income (loss)	4,734	5,100			3,995
Retained earnings	352	300			(29)
Treasury stock, at cost	0	0			0
Total Genworth Financial, Inc.'s stockholders' equity	14,397	14,711			13,295
Noncontrolling interests	0	0			0
Total stockholders' equity	14,397	14,711			13,295
Total liabilities and stockholders' equity	18,939	19,272			18,150
All Other Subsidiaries
Assets
Fixed maturity securities available-for-sale, at fair value	61,131	62,210			58,484
Equity securities available-for-sale, at fair value	490	518			359
Commercial mortgage loans	5,866	5,872			6,092
Restricted commercial mortgage loans related to securitization entities	324	341			411
Policy loans	1,606	1,601			1,549
Other invested assets	2,981	3,488			4,761
Restricted other invested assets related to securitization entities	399	393			377
Investments in subsidiaries	0	0			0
Total investments	72,797	74,423			72,033
Cash and cash equivalents	2,992	2,789		2,880	3,536		2,281
Accrued investment income	776	719			695
Deferred acquisition costs	5,050	5,036			5,193
Intangible assets	346	366			468
Goodwill	868	868			958
Reinsurance recoverable	17,211	17,230			16,998
Other assets	445	417			562
Intercompany notes receivable	418	488			430
Separate account assets	10,140	9,937			10,122
Assets associated with discontinued operations	439	439			506
Total assets	111,482	112,712			111,501
Liabilities and stockholders' equity
Future policy benefits	33,601	33,505			32,175
Policyholder account balances	25,886	26,262			26,345
Liability for policy and contract claims	7,343	7,509			7,620
Unearned premiums	4,193	4,333			4,223
Other liabilities	4,609	4,901			5,847
Intercompany notes payable	246	254			223
Borrowings related to securitization entities	329	336			396
Non-recourse funding obligations	2,062	2,066			3,256
Long-term borrowings	563	573			561
Deferred tax liability	1,907	2,243			1,276
Separate account liabilities	10,140	9,937			10,122
Liabilities associated with discontinued operations	86	61			80
Total liabilities	90,965	91,980			92,124
Stockholders' equity:
Common stock	0	0			0
Additional paid-in capital	17,326	16,777			16,749
Accumulated other comprehensive income (loss)	4,819	5,197			4,040
Retained earnings	(2,920)	(2,535)			(2,527)
Treasury stock, at cost	0	0			0
Total Genworth Financial, Inc.'s stockholders' equity	19,225	19,439			18,262
Noncontrolling interests	1,292	1,293			1,115
Total stockholders' equity	20,517	20,732			19,377
Total liabilities and stockholders' equity	111,482	112,712			111,501
Eliminations
Assets
Fixed maturity securities available-for-sale, at fair value	(200)	(200)			(200)
Equity securities available-for-sale, at fair value	0	0			0
Commercial mortgage loans	0	0			0
Restricted commercial mortgage loans related to securitization entities	0	0			0
Policy loans	0	0			0
Other invested assets	(2)	0			(6)
Restricted other invested assets related to securitization entities	0	0			0
Investments in subsidiaries	(33,628)	(34,154)			(31,560)
Total investments	(33,830)	(34,354)			(31,766)
Cash and cash equivalents	0	0		0	0		0
Accrued investment income	(7)	(4)			(4)
Deferred acquisition costs	0	0			0
Intangible assets	0	0			0
Goodwill	0	0			0
Reinsurance recoverable	0	0			0
Other assets	(2)	(2)			(2)
Intercompany notes receivable	(664)	(742)			(653)
Separate account assets	0	0			0
Assets associated with discontinued operations	0	0			0
Total assets	(34,503)	(35,102)			(32,425)
Liabilities and stockholders' equity
Future policy benefits	0	0			0
Policyholder account balances	0	0			0
Liability for policy and contract claims	0	0			0
Unearned premiums	0	0			0
Other liabilities	(12)	(5)			(11)
Intercompany notes payable	(864)	(942)			(853)
Borrowings related to securitization entities	0	0			0
Non-recourse funding obligations	0	0			0
Long-term borrowings	0	0			0
Deferred tax liability	0	0			0
Separate account liabilities	0	0			0
Liabilities associated with discontinued operations	0	0			0
Total liabilities	(876)	(947)			(864)
Stockholders' equity:
Common stock	0	0			0
Additional paid-in capital	(26,637)	(26,088)			(26,078)
Accumulated other comprehensive income (loss)	(9,553)	(10,297)			(8,035)
Retained earnings	2,568	2,235			2,557
Treasury stock, at cost	0	0			0
Total Genworth Financial, Inc.'s stockholders' equity	(33,622)	(34,150)			(31,556)
Noncontrolling interests	(5)	(5)			(5)
Total stockholders' equity	(33,627)	(34,155)			(31,561)
Total liabilities and stockholders' equity	$ (34,503)	$ (35,102)			$ (32,425)

[1]	On July 1, 2010, we adopted a new accounting standard related to embedded credit derivatives. The adoption of this standard had a net unfavorable impact of $3 million on DAC.
[2]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2012 were reduced by loss mitigation activities of $73 million, including $70 million related to workouts, loan modifications and pre-sales, and $3 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $601 million for the year ended December 31, 2012, including $574 million related to workouts, loan modifications and pre-sales, and $27 million related to rescissions, net of reinstatements of $31 million.
[3]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2011 were reduced by loss mitigation activities of $95 million, including $88 million related to workouts, loan modifications and pre-sales, and $7 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $472 million for the year ended December 31, 2011, including $434 million related to workouts, loan modifications and pre-sales, and $38 million related to rescissions, net of reinstatements of $84 million.
[4]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2010 were reduced by loss mitigation activities of $194 million, including $186 million related to workouts, loan modifications and pre-sales, and $8 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $540 million for the year ended December 31, 2010, including $390 million related to workouts, loan modifications and pre-sales, and $150 million related to rescissions, net of reinstatements of $175 million.